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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6370

                 Van Kampen Pennsylvania Quality Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN PENNSYLVANIA QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)





PAR
AMOUNT
(000)            DESCRIPTION                                                              COUPON        MATURITY          VALUE
                 MUNICIPAL BONDS    145.1%
                 PENNSYLVANIA    143.9%
$        2,000   Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg
                 (AMT) (FGIC Insd)                                                        5.750 %       01/01/18    $    2,154,960
         1,000   Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ                   5.125         03/01/32         1,046,090
         1,250   Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ                   5.250         03/01/32         1,325,325
         2,000   Allegheny Cnty, PA Port Auth Spl Rev Tran (Prerefunded @
                 03/01/09) (MBIA Insd)                                                    6.000         03/01/24         2,266,020
         1,300   Allegheny Cnty, PA Redev Auth Tax Increment Rev Robinson
                 Mall Proj Ser A                                                          7.000         11/01/17         1,396,122
         1,355   Allegheny Cnty, PA Residential Mtg Single Family Ser KK-2
                 (AMT) (GNMA Collateralized)                                              5.750         05/01/33         1,408,956
         3,000   Allegheny Cnty, PA San Auth Swr (MBIA Insd)                              5.500         12/01/30         3,331,740
         2,575   Allegheny Cnty, PA San Auth Swr Rev Ser A (FGIC Insd) (a)                  *           12/01/08         2,303,312
         2,380   Allegheny Cnty, PA San Auth Swr Rev Ser A (FGIC Insd)                      *           06/01/09         2,081,477
         1,645   Allegheny Cnty, PA San Auth Swr Rev Ser A (FGIC Insd) (a)                  *           12/01/09         1,411,476
         1,000   Ambridge, PA Area Sch Dist (MBIA Insd)                                   5.500         11/01/31         1,107,700
         3,000   Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp & Med Ctr Proj
                 (Prerefunded @ 11/01/09) (FSA Insd)                                      6.000         11/01/29         3,470,070
         1,000   Bethlehem, PA Auth Wtr Gtd (FSA Insd)                                    5.000         11/15/19         1,097,700
           870   Carbon Cnty, PA Indl Dev Auth Panther Creek Partn Proj Rfdg
                 (AMT) (LOC: Paribas & Union Bk of CA Intl)                               6.650         05/01/10           945,003
         2,000   Central Dauphin, PA Sch Dist (FSA Insd)                                  5.000         12/01/19         2,184,540
         1,000   Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev
                 Asbury Hlth Cent Rfdg                                                    6.375         12/01/19         1,023,310
         1,000   Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev
                 Asbury Hlth Cent Rfdg                                                    6.375         12/01/24         1,007,920
         1,000   Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch
                 Proj Ser A (ACA Insd)                                                    5.500         04/15/31         1,058,360
         1,500   Crawford Cnty, PA Hosp Auth Sr Living Fac Rev Westbury
                 Utd Methodist Cmnty                                                      6.250         08/15/29         1,544,655
         2,000   Delaware Cnty, PA Auth College Cabrini College (Radian Insd)             5.750         07/01/23         2,160,080
         2,295   Delaware Cnty, PA Auth College Neumann College Rfdg (a)                  5.875         10/01/21         2,420,100
         1,000   Delaware Cnty, PA Auth First Mtg Rev Riddle Vlg Proj Rfdg                6.875         06/01/16         1,009,220
         1,000   Delaware Cnty, PA Auth Rev White Horse Vlg Proj Ser A Rfdg               7.625         07/01/30         1,058,140
         1,750   Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac (AMT) (FGIC Insd)            6.000         06/01/29         1,941,467



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

         2,500   Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Suburban Wtr
                 (AMT) (AMBAC Insd)                                                       5.350         10/01/31         2,636,000
         1,230   Delaware Cnty, PA Regl Wtr Qual (MBIA Insd)                              5.250         05/01/19         1,375,570
         1,555   Delaware Cnty, PA Regl Wtr Qual (MBIA Insd) (a)                          5.250         05/01/22         1,724,899
         2,500   Delaware Vly, PA Regl Fin Auth                                           5.750         07/01/17         2,915,425
         2,000   Downingtown, PA Area Sch Dist (FSA Insd)                                 5.250         04/01/15         2,211,200
         3,420   Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg (FHA Gtd)               7.000         08/01/22         3,554,748
         2,000   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd)                       5.000         12/01/33         2,191,460
         3,000   Harrisburg, PA Auth Wtr Rev Rfdg (FSA Insd)                              5.000         07/15/21         3,250,170
         1,000   Harveys Lake Genl Muni Auth PA College Rev College
                 Misericordia Proj (ACA Insd)                                             6.000         05/01/19         1,079,610
         2,925   Hempfield, PA Area Sch Dist (FGIC Insd)                                  5.375         02/15/17         3,260,644
         2,595   Hempfield, PA Area Sch Dist (FGIC Insd)                                  5.375         02/15/19         2,892,776
         1,000   Kennett, PA Cons Sch Dist Ser A (FGIC Insd)                              5.250         02/15/19         1,109,700
         1,000   Lehigh Cnty, PA Gen Purp Auth Good Shepherd Grp Ser A                    5.625         11/01/34         1,042,270
         1,750   Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem             5.375         08/15/33         1,795,115
         2,310   Luzerne Cnty, PA Ser A (MBIA Insd) (a)                                   5.250         11/15/17         2,582,695
         4,000   Luzerne Cnty, PA Ser A (MBIA Insd)                                       5.250         11/15/25         4,396,400
         3,000   Lycoming Cnty, PA Auth College Rev PA College of Technology
                 (AMBAC Insd)                                                             5.350         07/01/26         3,316,140
         2,500   Mercer Cnty, PA Indl Dev Auth Wtr Facs Philadelphia Sub
                 Corp (AMT) (MBIA Insd)                                                   6.000         07/01/30         2,794,750
         1,000   Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr                        6.000         01/01/43         1,061,210
         2,000   Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington
                 Mem Hosp Ser A                                                           5.125         06/01/32         2,038,720
         1,000   Montgomery Cnty, PA Indl Dev Auth Rev Res Rec Montenay Proj
                 Ser A (MBIA Insd)                                                        5.250         11/01/14         1,134,780
         2,345   Moon Indl Dev Auth PA Ed Fac Rev Ellis Sch Proj                          5.800         03/01/25         2,517,287
         1,000   Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver
                 Proj Ser D (AMT)                                                         7.150         12/01/18         1,023,470
         2,500   Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser 70A (AMT)             5.900         04/01/31         2,598,000
         2,000   Pennsylvania Hsg Fin Agy Single Family Mtg Ser 61A (AMT)                 5.500         04/01/29         2,051,380
         2,395   Pennsylvania Hsg Fin Agy Single Family Mtg Ser 66A (AMT)                 5.650         04/01/29         2,459,042
         1,260   Pennsylvania Hsg Fin Agy Single Family Mtg Ser 67A (AMT)                 5.900         10/01/30         1,300,307
         3,000   Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ (a)                   5.500         05/01/16         3,356,490
         1,500   Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ
                 (Prerefunded @ 05/01/09)                                                 6.000         05/01/24         1,639,860
         1,750   Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ
                 (Prerefunded @ 05/01/09)                                                 6.000         05/01/29         1,917,510
         2,000   Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ                     5.500         05/01/34         2,086,260
         1,500   Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences
                 Philadelphia Ser A (XLCA Insd) (b)                                       5.000         11/01/36         1,560,690
         1,000   Pennsylvania St Higher Ed Fac Messiah College Ser AA3
                 (Radian Insd)                                                            5.500         11/01/22         1,095,070
         1,770   Pennsylvania St Higher Ed Fac Rev Thomas Jefferson Univ                  5.375         01/01/25         1,918,698


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

         3,600   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A (FSA Insd)                 5.000         08/01/29         3,725,100
         3,000   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                            6.000         01/15/31         3,334,770
         1,000   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                            6.250         01/15/18         1,142,340
         1,200   Pennsylvania St Tpk Commn Tpk Rev Ser A (AMBAC Insd)                     5.250         12/01/21         1,344,216
         4,505   Pennsylvania St Tpk Commn Tpk Rev Ser T Rfdg (FGIC Insd)                 5.500         12/01/13         5,214,718
         2,000   Pennsylvania St Univ                                                     5.000         09/01/29         2,110,120
         1,000   Pennsylvania St Univ                                                     5.000         09/01/35         1,049,860
         1,390   Pennsylvania St Univ Rfdg                                                5.250         08/15/14         1,583,391
         1,500   Philadelphia, PA (FSA Insd)                                              5.250         09/15/25         1,636,905
         5,000   Philadelphia, PA Auth for Indl Ser B (FSA Insd)                          5.500         10/01/17         5,637,700
         2,000   Philadelphia, PA Auth for Indl Ser B (FSA Insd)                          5.125         10/01/26         2,145,300
         1,000   Philadelphia, PA Auth Indl Dev Amern College of Physicians               5.500         06/15/27         1,054,020
         2,250   Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys Proj
                 Ser A (AMT) (FGIC Insd)                                                  5.125         07/01/19         2,397,938
         2,000   Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance 17th Ser (FSA Insd)      5.375         07/01/19         2,227,320
         3,250   Philadelphia, PA Gas Wks Rev Second Ser (FSA Insd)                       5.250         07/01/29         3,487,933
         1,000   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Chestnut Hill College     6.000         10/01/29         1,017,180
         4,675   Philadelphia, PA Redev Auth Rev Neighborhood Trans Ser A (FGIC Insd)     5.250         04/15/12         5,255,168
         1,905   Philadelphia, PA Redev Auth Rev Neighborhood Trans Ser A (FGIC Insd)     5.500         04/15/16         2,140,534
         1,250   Philadelphia, PA Sch Dist Ser A (Prerefunded @ 02/01/11) (FSA Insd)      5.750         02/01/13         1,431,200
         3,000   Philadelphia, PA Wtr & Wastewtr Rev Rfdg (MBIA Insd)                     5.625         06/15/08         3,282,960
         4,000   Pittsburgh & Allegheny Cnty, PA Pub Auditorium Auth Regl
                 Asset Dist Sales Tax (AMBAC Insd)                                        5.000         02/01/24         4,278,240
         2,500   Pittsburgh, PA Ser A (AMBAC Insd)                                        5.500         09/01/17         2,760,050
         3,000   Pittsburgh, PA Ser A (Prerefunded @ 09/01/09) (FGIC Insd)                5.750         09/01/22         3,327,000
         1,000   Pittsburgh, PA Urban Redev Auth Cent Triangle Tax Increment Ser A        6.100         05/01/19         1,083,210
         1,860   Quaker Valley, PA Sch Dist (FSA Insd) (a)                                5.375         04/01/21         2,090,231
         1,000   Southcentral, PA Gen Auth Rev Wellspan Hlth Oblig (MBIA Insd)            5.375         05/15/28         1,067,410
         1,000   State Pub Sch Bldg Auth Conneaut Sch Dist Proj (FGIC Insd)               5.250         11/01/22         1,108,040
         1,075   State Pub Sch Bldg Auth PA North Hampton Cnty Ser A Rfdg (AMBAC Insd)    5.000         03/01/20         1,161,699
         2,545   Susquehanna Area Regl Arpt Auth Ser A (AMT) (AMBAC Insd) (a)             5.500         01/01/18         2,793,621
         1,500   Susquehanna Area Regl Arpt Auth Ser D                                    5.375         01/01/18         1,552,185
         1,000   Union Cnty, PA Higher Ed Fac Auth Bucknell Univ Ser A                    5.250         04/01/19         1,110,420
         2,155   Uniontown Area, PA Sch Dist Ser A (Prerefunded @ 10/01/12) (FSA Insd)    5.500         10/01/27         2,425,840
         3,000   Uniontown Area, PA Sch Dist Ser A (Prerefunded @ 10/01/12) (FSA Insd)    5.500         10/01/30         3,345,360


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

           720   Washington Cnty, PA Auth Rev Cap Fdg Proj & Equip Pgm (AMBAC Insd)       6.150         12/01/29           766,778
         2,500   Washington Cnty, PA Ser A (AMBAC Insd)                                   5.125         09/01/27         2,651,925
         1,000   West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj                      6.250         01/01/32         1,075,610
         1,230   Wilson, PA Sch Dist Second Ser (FSA Insd)                                5.375         05/15/15         1,378,018
         1,240   York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)                  5.375         02/15/18         1,394,926
                                                                                                                      ------------
                                                                                                                       201,231,325
                                                                                                                      ------------

                 U. S. VIRGIN ISLANDS    1.2%
         1,500   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A             6.500         10/01/24         1,737,525
                                                                                                                      ------------

TOTAL LONG-TERM INVESTMENTS    145.1%
   (Cost $187,016,059)                                                                                                 202,968,850

SHORT-TERM INVESTMENTS    0.8%
   (Cost $1,120,000)                                                                                                     1,120,000
                                                                                                                      ------------

TOTAL INVESTMENTS    145.9%
   (Cost $188,136,059)                                                                                                 204,088,850

OTHER ASSETS IN EXCESS OF LIABILITIES    0.6%                                                                              816,264

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (46.5%)                                                          (65,038,466)
                                                                                                                      ------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                      $139,866,648
                                                                                                                      ============


            Percentages are calculated as a percentage of net assets applicable to common shares.
*           Zero coupon bond
(a)         The Trust owns 100% of the bond issuance.
(b)         Securities purchased on a when-issued or delayed delivery basis.
ACA       - American Capital Access
AMBAC     - AMBAC Indemnity Corp.
AMT       - Alternative Minimum Tax
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Administration
FSA       - Financial Security Assurance Inc.
GNMA      - Government National Mortgage Association
LOC       - Letter of Credit
MBIA      - Municipal Bond Investors Assurance Corp.
Radian    - Radian Asset Assurance
XLCA      - XL Capital Assurance Inc.



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Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005